ACQUISITIONS - Summary of Preliminary Purchase Price Allocation (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Total acquisition consideration	$ 7,392
Total acquisition consideration	$ 7,392
Roto Sports, Inc.
Disclosure of detailed information about business combination [line items]
Cash paid				$ 14,700
Common shares issued, at fair value				4,600
Deferred consideration, at fair value				7,250
Total acquisition consideration				26,550
Cash and cash equivalents				1,999
Accounts receivable				760
Prepaid expenses and other current assets				292
Customer base				3,200
Content asset				5,400
Right of use asset				617
Other assets				7
Total assets acquired				22,675
Accounts payable				(16)
Deferred income				(1,120)
Lease liability				(617)
Deferred tax				(4,008)
Other current liabilities				(1,140)
Total liabilities assumed				(6,901)
Total net assets				15,774
Goodwill				10,776
Total acquisition consideration				26,550
Roto Sports, Inc. | Performance marketing, domain names and related websites
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date				2,300
Roto Sports, Inc. | Fantasy sports, domain names and related websites
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date				$ 8,100
NDC Media
Disclosure of detailed information about business combination [line items]
Cash paid		$ 11,168	€ 10,000
Cash payable		4,279	€ 3,832
Common shares issued, at fair value		2,792
Deferred consideration, at fair value		20,437
Total acquisition consideration		38,676
Cash and cash equivalents		4,574
Accounts receivable and other current assets		1,284
Customer base		938
Content asset		352
Right of use asset		126
Other non-current assets		37
Total assets acquired		39,496
Accounts payable		(234)
Lease liability		(126)
Deferred tax		(460)
Total liabilities assumed		(820)
Total net assets		38,676
Goodwill		0
Total acquisition consideration		38,676
NDC Media | Performance marketing, domain names and related websites
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date		32,051
NDC Media | Software
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date		$ 134